UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-5022
Skyline Funds
(Exact name of registrant as specified in charter)
311 South Wacker Drive, Suite 4500 Chicago, IL		60606
(Address of principal executive offices)		(Zip code)
William M. Dutton Skyline Funds 311 South Wacker Drive, Suite 4500 Chicago, IL 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:		(312) 913-0900

Date of fiscal year end:	12/31/05

Date of reporting period:	3/31/05

Item 1. Schedule of Investments.

SCHEDULE OF PORTFOLIO HOLDINGS

MARCH 31. 2005 (UNAUDITED)

	COMPANY	NUMBER OF	MARKET
	DESCRIPTION	SHARES	VALUE
COMMON STOCKS

Autos & Transportation - 8.9%
Other Transportation - 5.2%
Drew Industries Incorporated (a)	Supplier to RVs and manufactured housing	153,800	$5,790,570
Interpool, Inc.	Container leasing firm	286,200	6,325,020
Laidlaw International, Inc. (a)	Provider of transportation services	390,900	8,130,720
Ryder System, Inc.	Truck leasing company	159,500	6,651,150
			26,897,460
Railroad - 1.2%
Pacer International, Inc.	Rail logistics firm	269,700	6,443,133

Trucking - 1.5%
Swift Transportation Co., Inc. (a)	Truckload carrier	354,200	7,841,988

Autos - 1.0%
Aftermarket Technology Corp. (a)	Provider of remanufactured transmissions	303,100	5,001,150

Total Autos & Transportation			46,183,731

Consumer Discretionary - 20.0%
Commercial Services - 5.9%
Hudson Highland Group, Inc.	Professional staffing	173,400	2,963,406
ProQuest Company (a)	Information content provider	267,400	9,666,510
Source Interlink Companies, Inc. (a)	Distributor of magazines	330,700	3,720,375
United Stationers Inc. (a)	Office products distributor	159,500	7,217,375
Watson Wyatt & Company Holdings	Benefit consulting company	236,900	6,443,680
			30,011,346

Consumer Products/Services - 4.8%
Gildan Activewear Inc. (a)	T-shirt manufacturer	190,000	8,075,000
School Specialty, Inc. (a)	Non-textbook school supplies	253,503	9,927,177
The Scotts Miracle-Gro Company (a)	Turf & horticultural products	100,900	7,086,207
			25,088,384

Printing/Publishing -0.9%
Journal Communications Incorporated	Media communication company	276,800	4,581,040

Restaurants - 2.7%
CBRL Group, Inc.	Family dining	339,400	14,017,220

Retail - 5.7%
Big 5 Sporting Goods Corporation	Regional sporting goods retailer	212,700	5,253,690
Borders Group, Inc.	Book retailer	372,900	9,926,598
Linens ‘n Things, Inc. (a)	Home textiles and housewares retailer	262,700	6,522,841
The Sports Authority, Inc.	Sporting goods retailer	281,500	7,741,250
			29,444,379

Total Consumer Discretionary			103,142,369

Financial Services - 24.5%
Banks/Thrifts - 4.0%
Commerce Bancshares, Inc.	Regional bank	34,793	1,677,023
Commercial Capital Bancorp, Inc.	Savings Bank	244,800	4,981,680
Prosperity Bancshares, Inc.	Regional bank	184,800	4,895,352
Provident Bankshares Corporation	Commercial bank	101,400	3,342,144
Sterling Financial Corporation (a)	Savings and loan	165,830	5,920,131
			20,816,330

Insurance - 12.8%
Amerus Group Inc.	Life insurer	192,300	9,086,175
Aspen Insurance Holdings Limited	Property & casualty insurance	222,400	5,606,704
Clark, Inc. (a)	Insurance brokerage and consulting	276,800	4,284,864
Conseco, Inc. (a)	Life insurer	333,100	6,801,902
Delphi Financial Group, Inc.	Accident & health insurance	207,568	8,925,424
Reinsurance Group of America	Life reinsurer	168,900	7,191,762
Scottish Re Group Limited	Life reinsurer	342,500	7,713,100
Selective Insurance Group, Inc.	Property & casualty insurance	139,335	6,441,457
Triad Guaranty Inc. (a)	Mortgage insurance	70,230	3,694,800
U.S.I. Holdings Corporation (a)	Insurance brokerage	542,353	6,388,919
			66,135,107

Other Financial Services - 5.8%
Asset Acceptance Capital (a)	Collector of charged-off debt	337,800	6,445,224
Investment Technology Group, Inc. (a)	Trade execution firm	319,000	5,582,500
MCG Capital Corporation	Business development company	478,500	7,361,722
Westcorp	Auto finance	241,600	10,207,600
			29,597,046

Real Estate Investment Trusts - 1.9%
iStar Financial Inc.	Commercial real estate lender	234,600	9,660,828

Total Financial Services			126,209,311

Health Care - 6.5%
Health Care Services - 6.5%
Apria Healthcare Group Inc. (a)	Home healthcare service provider	283,800	9,109,980
Davita Inc. (a)	Provider of dialysis services	259,150	10,845,427
Triad Hospitals, Inc. (a)	Hospital Operator	267,400	13,396,740

Total Health Care			33,352,147

Materials & Processing - 11.9%
Building/Construction Products - 2.3%
Jacuzzi Brands, Inc. (a)	Manufacturer of plumbing products	577,000	5,631,520
York International Corporation	Manufacturer of HVAC products	159,500	6,249,210
			11,880,730
Packaging & Paper - 1.3%
Albany International Corp.	Manufacturer of paper machine clothing	211,100	6,518,768
			6,518,768

Specialty Chemicals - 8.3%
Airgas, Inc.	Gas distributor	476,100	11,374,029
Crompton Corporation	Specialty chemicals	323,200	4,718,720
Cytec Industries Inc.	Specialty chemicals	243,900	13,231,575
Minerals Technologies Inc.	Specialty minerals	84,400	5,551,832
Spartech Corp.	Plastics producer	412,800	8,194,080
			43,070,236

Total Materials & Processing			61,469,734

Other Energy - 2.9%
Equipment & Services - 1.0%
Key Energy Services, Inc. (a)	Workover services provider	462,100	5,300,287

Exploration & Production - 1.9%
Newfield Exploration Company (a)	Oil and gas producer	129,200	9,594,392

Total Other Energy			14,894,679

Producer Durables - 11.7%
Aerospace - 1.3%
Curtiss-Wright Corporation	Aerospace & defense components mfg.	119,600	6,817,200

Diversified Manufacturing - 4.1%
Ametek, Inc.	Manufacturer of instruments & specialty motors	138,000	5,554,500
Carlisle Companies Incorporated	Industrial conglomerate	93,800	6,544,426
Crane Co.	Industrial conglomerate	312,000	8,982,480
			21,081,406
Electrical Equipment - 4.3%
Acuity Brands, Inc.	Manufacturer of lighting fixtures	292,402	7,894,854
Belden CDT Inc.	Networking cable manufacturer	223,900	4,972,819
Commscope, Inc. (a)	Networking cable manufacturer	362,900	5,428,984
EnerSys	Manufacturer of industrial batteries	286,200	3,749,220
			22,045,877

Machinery - 2.0%
Flowserve Corporation (a)	Pump & valve manufacturer	337,800	8,738,886
Kennametal Inc.	Metal-cutting tools	38,400	1,823,616
			10,562,502

Total Producer Durables			60,506,985

Technology - 11.7%
Distribution - 2.2%
Synnex Corporation (a)	Distributor of PCs and peripherals	229,400	3,996,148
Tech Data Corporation (a)	Distributor of PCs and peripherals	197,000	7,300,820
			11,296,968

Electronic Components - 1.5%
Fairchild Semiconductor Int’l., Inc. (a)	Semiconductors	494,900	7,586,817

Other Technology - 5.9%
Applied Films Corporation (a)	Manufacturer of equipment to coat glass	213,400	4,933,808
Benchmark Electronics, Inc. (a)	Contract manufacturer	274,400	8,734,152
Electronics for Imaging, Inc. (a)	Products that support color printing	302,100	5,389,464
MEMC Electronic Materials, Inc.	Manufacturer of silicon wafers	560,600	7,540,070
Park Electrochemical Corporation	Advanced electronic materials	190,000	3,849,400
			30,446,894

Services - 0.7%
Ceridian Corporation (a)	Payroll processing	206,400	3,519,120

Software - 1.4%
eFunds Corporation (a)	Provider of EFT software	325,708	7,269,803

Total Technology			60,119,602

TOTAL COMMON STOCKS - 98.1% (Cost $399,863,927)	505,878,558

MONEY MARKET INSTRUMENTS
US Bank Demand Note, 2.60% (b)	10,047,098

TOTAL MONEY MARKET INSTRUMENTS - 1.9% (Cost $10,047,098)	10,047,098

TOTAL INVESTMENTS - 100.0%
(Cost $409,911,025)	515,925,656

OTHER ASSETS LESS LIABILITIES - 0.0%	(27,361)

NET ASSETS - 100%	$515,898,295

(a)          Non-income producing security.

(b)         Variable rate demand note. Interest rate is reset every seven days. Rate disclosed represents rate in effect on March 31, 2005.

See accompanying notes to financial statements.

Notes to Schedule of Portfolio Holdings:

•                                          Security valuation – Investments are stated at value. Each equity security traded on a securities exchange shall be valued at the last current sale price as of the time of valuation on the exchange on which the security is principally traded (the “principal exchange”), or lacking any current reported sale on the principal exchange at the time of valuation, at the most recent bid quotation on the principal exchange. Each over-the-counter security traded in the Nasdaq Stock Market (“Nasdaq”) shall be valued at the Nasdaq Official Closing Price (“NOCP”), as determined by Nasdaq, or lacking an NOCP, the last current reported sale price as of the time of valuation on Nasdaq, or lacking any current reported sale on Nasdaq at the time of valuation, at the most recent bid quotation on Nasdaq. For certain fixed-income securities, Skyline Funds’ Board of Trustees has authorized the use of market valuations provided by an independent pricing service. Short-term instruments with sixty days or less to maturity are valued at amortized cost which approximates market value. Securities or other assets for which market quotations are not readily available, which may include certain restricted securities, are valued at a fair value as determined in good faith by the Skyline Funds’ Board of Trustees or a committee thereof.

•                                          Security transactions – Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

•                                          Federal income taxes – Cost of investments for federal income tax purposes was substantially the same as book cost of $409,911,025 on March 31, 2005, net unrealized appreciation was $106,014,631, consisting of gross unrealized appreciation of $110,240,977 and gross unrealized depreciation of $4,226,346.

Item 2. Controls and Procedures.

(a)   The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits

Signatures

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Skyline Funds

By (Signature and Title)*	/s/ William M. Dutton	William M. Dutton, President

Date		May 19, 2005

                Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William M. Dutton	William M. Dutton, President

Date		May 19, 2005

By (Signature and Title)*	/s/ Benjamin J. Kim	Benjamin J. Kim, Treasurer

Date		May 23, 2005

* Print the name and title of each signing officer under his or her signature.